Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Net book value	$ 48,826,128
Vessel depreciation	(798,712)	$ (866,734)
Net book value	48,027,416
Vessels [Member]
Costs	61,279,976
Accumulated depreciation	(12,453,848)
Net book value	48,826,128
Vessel depreciation	(798,712)
Costs	61,279,976
Accumulated depreciation	(13,252,560)
Net book value	$ 48,027,416